Common shares (Details Narrative) (CAD)	12 Months Ended
Dec. 31, 2012
Proceeds, net of issue costs	2,886,024
Fair value attributed to Warrants issued	409,143
Total number of warrants issued	4,502,821
USD
Finder's fees	183,612
Finder's warrants	244,816
Two Officers subscribed financing	40,000